CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH EQUIVALENTS
Cash equivalents	$ 1,376,410	$ 1,916,033
Minimum interest rate of money market accounts	0.05%
Maximum interest rate of money market accounts	0.85%